Marketable securities - Changes in Carrying Amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Gross realized gains	$ 0	$ 0	$ 0
Gross realized losses	0	0	0
Gross unrealized gains	50	69	16
Gross unrealized losses	(36)	(52)	(476)
Gross proceeds from sales	0	195	0	[1]
Recognition and purchases	0	0	0
Gain/(loss) reclassified into income	0	(153)	(752)
Archer Limited (Archer)
Gain (Loss) on Investments [Line Items]
Gross realized gains	0
Gross realized losses	0
Gross unrealized gains	42
Gross unrealized losses	(14)
Gross proceeds from sales	0
Recognition and purchases	0
Gain/(loss) reclassified into income	0
Seadrill Partners - Common Units
Gain (Loss) on Investments [Line Items]
Gross realized gains	0	0	0
Gross realized losses	0	0	0
Gross unrealized gains	8	69	16
Gross unrealized losses	(22)	(52)	(346)
Gross proceeds from sales	0	0	0
Recognition and purchases	0	0	0
Gain/(loss) reclassified into income	$ 0	(153)	(574)
SapuraKencana
Gain (Loss) on Investments [Line Items]
Gross realized gains		0	0
Gross realized losses		0	0
Gross unrealized gains		0	0
Gross unrealized losses		0	(130)
Gross proceeds from sales		195	0
Recognition and purchases		0	0
Gain/(loss) reclassified into income		$ 0	$ (178)

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